Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 2,666
Property, plant and equipment including right-of-use assets at end of period	2,410	€ 686
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,950
Property, plant and equipment including right-of-use assets at end of period	1,738	357
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,205
Property, plant and equipment including right-of-use assets at end of period	1,978	350
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	94
Property, plant and equipment including right-of-use assets at end of period	86	116
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	366
Property, plant and equipment including right-of-use assets at end of period	346	220
GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,029	2,366
Acquisition	25	12
Disposal	(34)	0
Effect of the change in foreign currency exhange rates	(20)	7
Property, plant and equipment including right-of-use assets at end of period	4,000	2,385
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,526	1,262
Acquisition	0	0
Disposal	0	0
Effect of the change in foreign currency exhange rates	(21)	6
Property, plant and equipment including right-of-use assets at end of period	2,505	1,268
GROSS VALUES | BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,818	1,346
Acquisition	0	0
Disposal	0	0
Effect of the change in foreign currency exhange rates	(4)	6
Property, plant and equipment including right-of-use assets at end of period	2,814	1,352
GROSS VALUES | EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	513	513
Acquisition	0
Disposal	(29)	0
Effect of the change in foreign currency exhange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	484	513
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	698	507
Acquisition	25	12
Disposal	(5)	0
Effect of the change in foreign currency exhange rates	(16)	1
Property, plant and equipment including right-of-use assets at end of period	702	521
DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,363)	(1,488)
Increase	(266)	(225)
Disposal	34	3
Effect of the change in foreign currency exhange rates	6
Property, plant and equipment including right-of-use assets at end of period	(1,590)	(1,710)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(575)	(761)
Increase	(194)	(150)
Disposal	0	0
Effect of the change in foreign currency exhange rates	2
Property, plant and equipment including right-of-use assets at end of period	(767)	(911)
DEPRECIATION | BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(613)	(837)
Increase	(224)	(176)
Disposal	0	0
Effect of the change in foreign currency exhange rates	1
Property, plant and equipment including right-of-use assets at end of period	(836)	(1,013)
DEPRECIATION | EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(419)	(387)
Increase	(8)	(10)
Disposal	29	0
Effect of the change in foreign currency exhange rates	0
Property, plant and equipment including right-of-use assets at end of period	(398)	(396)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(332)	(265)
Increase	(34)	(39)
Disposal	5	3
Effect of the change in foreign currency exhange rates	5
Property, plant and equipment including right-of-use assets at end of period	€ (356)	€ (301)